Equity - Appropriations of Earnings and Dividends Per Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended																								12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 TWD ($) $ / shares	Sep. 30, 2023 TWD ($)	Sep. 30, 2023 TWD ($) $ / shares	Jun. 30, 2023 TWD ($)	Jun. 30, 2023 TWD ($) $ / shares	Mar. 31, 2023 TWD ($)	Mar. 31, 2023 TWD ($) $ / shares	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 TWD ($) $ / shares	Sep. 30, 2022 TWD ($)	Sep. 30, 2022 TWD ($) $ / shares	Jun. 30, 2022 TWD ($)	Jun. 30, 2022 TWD ($) $ / shares	Mar. 31, 2022 TWD ($)	Mar. 31, 2022 TWD ($) $ / shares	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 TWD ($) $ / shares	Sep. 30, 2021 TWD ($)	Sep. 30, 2021 TWD ($) $ / shares	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 TWD ($) $ / shares	Mar. 31, 2021 TWD ($)	Mar. 31, 2021 TWD ($) $ / shares	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Resolution date of TSMC's Board of Directors in its meeting																									Feb. 06, 2024	Feb. 14, 2023	Feb. 15, 2022
Special capital reserve	$ 311,147.0	$ 311,147.0							$ 311,147.0	$ 311,147.0															$ 311,147.0	$ 311,147.0		$ 10,161.5
Cash dividends to shareholders | $ / shares		$ 3.5		$ 3.5		$ 3		$ 3		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.75
Appropriation of earnings [member]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 06, 2024		Nov. 14, 2023		Aug. 08, 2023		May 09, 2023		Feb. 14, 2023		Nov. 08, 2022		Aug. 09, 2022		May 10, 2022		Feb. 15, 2022		Nov. 09, 2021		Aug. 10, 2021		Jun. 09, 2021
Special capital reserve	$ 28,020.8	$ 28,020.8	$ (17,228.4)	$ (17,228.4)	$ (6,365.5)	$ (6,365.5)	$ 3,273.5	$ 3,273.5	$ 17,166.2	$ 17,166.2	$ (31,910.4)	$ (31,910.4)	$ (12,002.8)	$ (12,002.8)	$ (15,541.0)	$ (15,541.0)	$ 3,304.3	$ 3,304.3	$ 710.2	$ 710.2	$ 10,201.2	$ 10,201.2	$ (6,287.0)	$ (6,287.0)	$ 28,020.8	$ 17,166.2	$ 3,304.3
Cash dividends to shareholders	$ 90,762.2		$ 90,762.3		$ 77,796.2		$ 77,796.2		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5